Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 233		$ 2,832
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	32,313,761	32,313,761	25,384,010	25,384,010
Ordinary shares, shares outstanding	31,135,062	31,135,062	24,821,535	24,821,535
Treasury stock, shares	1,178,699	1,178,699	562,475	562,475